Leases - Summary of Maturity Analysis (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Leases
2025	¥ 35,286
2026	11,630
Subtotal	46,916
Less: imputed interest	(1,372)
Lease liabilities	¥ 45,544